Debt securities - Schedule of debt instruments by origin of issuer (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instruments
Financial assets	€ 283,497	€ 243,203	€ 193,716
Financial assets (as a percent)		100.00%	100.00%
Debt securities
Debt Instruments
Financial assets	€ 283,497	€ 243,203	€ 193,716
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 61,831	€ 57,150	€ 45,822
Public fixed income
Debt Instruments
Financial assets	221,666	186,053	147,894
Spain | Debt securities
Debt Instruments
Financial assets	€ 58,820	€ 42,846	€ 27,891
Financial assets (as a percent)	20.75%	17.62%	14.40%
Spain | Private fixed income
Debt Instruments
Financial assets	€ 1,901	€ 2,525	€ 1,015
Spain | Public fixed income
Debt Instruments
Financial assets	56,919	40,321	26,876
UK | Debt securities
Debt Instruments
Financial assets	€ 12,980	€ 7,564	€ 5,558
Financial assets (as a percent)	4.58%	3.11%	2.87%
UK | Private fixed income
Debt Instruments
Financial assets	€ 3,077	€ 2,816	€ 2,545
UK | Public fixed income
Debt Instruments
Financial assets	9,903	4,748	3,013
Portugal | Debt securities
Debt Instruments
Financial assets	€ 8,362	€ 7,641	€ 6,175
Financial assets (as a percent)	2.95%	3.14%	3.19%
Portugal | Private fixed income
Debt Instruments
Financial assets	€ 3,224	€ 2,826	€ 2,572
Portugal | Public fixed income
Debt Instruments
Financial assets	5,138	4,815	3,603
Italy | Debt securities
Debt Instruments
Financial assets	€ 26,026	€ 15,913	€ 10,277
Financial assets (as a percent)	9.18%	6.54%	5.31%
Italy | Private fixed income
Debt Instruments
Financial assets	€ 3,072	€ 2,968	€ 1,948
Italy | Public fixed income
Debt Instruments
Financial assets	22,954	12,945	8,329
Ireland | Debt securities
Debt Instruments
Financial assets	€ 4,571	€ 5,643	€ 6,152
Financial assets (as a percent)	1.61%	2.32%	3.18%
Ireland | Private fixed income
Debt Instruments
Financial assets	€ 4,557	€ 5,632	€ 6,141
Ireland | Public fixed income
Debt Instruments
Financial assets	14	11	11
Poland | Debt securities
Debt Instruments
Financial assets	€ 17,696	€ 15,419	€ 12,273
Financial assets (as a percent)	6.24%	6.34%	6.34%
Poland | Private fixed income
Debt Instruments
Financial assets	€ 2,472	€ 2,937	€ 2,830
Poland | Public fixed income
Debt Instruments
Financial assets	15,224	12,482	9,443
Other EU countries | Debt securities
Debt Instruments
Financial assets	€ 24,295	€ 25,292	€ 17,816
Financial assets (as a percent)	8.57%	10.40%	9.20%
Other EU countries | Private fixed income
Debt Instruments
Financial assets	€ 11,593	€ 9,797	€ 8,161
Other EU countries | Public fixed income
Debt Instruments
Financial assets	12,702	15,495	9,655
US | Debt securities
Debt Instruments
Financial assets	€ 40,286	€ 31,951	€ 31,268
Financial assets (as a percent)	14.21%	13.14%	16.14%
US | Private fixed income
Debt Instruments
Financial assets	€ 12,475	€ 8,959	€ 8,950
US | Public fixed income
Debt Instruments
Financial assets	27,811	22,992	22,318
Brazil | Debt securities
Debt Instruments
Financial assets	€ 45,383	€ 45,893	€ 37,392
Financial assets (as a percent)	16.01%	18.87%	19.30%
Brazil | Private fixed income
Debt Instruments
Financial assets	€ 12,738	€ 13,551	€ 9,201
Brazil | Public fixed income
Debt Instruments
Financial assets	32,645	32,342	28,191
Mexico | Debt securities
Debt Instruments
Financial assets	€ 23,012	€ 22,707	€ 18,059
Financial assets (as a percent)	8.12%	9.34%	9.32%
Mexico | Private fixed income
Debt Instruments
Financial assets	€ 2,190	€ 1,969	€ 481
Mexico | Public fixed income
Debt Instruments
Financial assets	20,822	20,738	17,578
Chile | Debt securities
Debt Instruments
Financial assets	€ 7,078	€ 12,044	€ 10,037
Financial assets (as a percent)	2.50%	4.95%	5.18%
Chile | Private fixed income
Debt Instruments
Financial assets	€ 96	€ 49	€ 28
Chile | Public fixed income
Debt Instruments
Financial assets	6,982	11,995	10,009
Other American countries | Debt securities
Debt Instruments
Financial assets	€ 7,838	€ 4,861	€ 7,520
Financial assets (as a percent)	2.76%	2.00%	3.88%
Other American countries | Private fixed income
Debt Instruments
Financial assets	€ 3,336	€ 2,315	€ 1,560
Other American countries | Public fixed income
Debt Instruments
Financial assets	4,502	2,546	5,960
Rest of the world | Debt securities
Debt Instruments
Financial assets	€ 7,150	€ 5,429	€ 3,298
Financial assets (as a percent)	2.52%	2.23%	1.70%
Rest of the world | Private fixed income
Debt Instruments
Financial assets	€ 1,100	€ 806	€ 390
Rest of the world | Public fixed income
Debt Instruments
Financial assets	€ 6,050	€ 4,623	€ 2,908